RETIREMENT-RELATED BENEFITS - Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2011	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plans | U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period			$ 52,218	$ 53,120
Interest cost			1,913	2,048	$ 2,028
Actuarial losses/(gains)			1,895	602
Benefits paid from trust			(3,460)	(3,430)
Direct benefit payments			(123)	(123)
Benefit obligation, balance at end of period			52,444	52,218	53,120
Change in plan assets
Fair value of plan assets, balance at beginning of period			51,405	51,716
Actual return on plan assets			4,749	3,118
Benefits paid from trust			(3,460)	(3,430)
Fair value of plan assets, balance at end of period			52,694	51,405	51,716
Funded status			250	(814)
Accumulated benefit obligation			52,444	52,218
Pension Plans | Non-U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period			44,981	44,717
Service cost			410	420	454
Interest cost			837	1,035	1,075
Plan participants' contributions			28	30
Acquisitions/divestitures, net			24	(63)
Actuarial losses/(gains)			520	3,217
Benefits paid from trust			(1,865)	(1,792)
Direct benefit payments			(384)	(381)
Foreign exchange impact			4,657	(2,222)
Amendments/curtailments/settlements/other			(96)	20
Benefit obligation, balance at end of period			49,111	44,981	44,717
Change in plan assets
Fair value of plan assets, balance at beginning of period			36,020	35,748
Actual return on plan assets			2,583	3,828
Employer contributions			368	464
Acquisitions/divestitures, net			(28)	(73)
Plan participant's contributions			28	30
Benefits paid from trust			(1,865)	(1,792)
Foreign exchange impact			3,694	(2,175)
Amendments/curtailments/settlements/other			(2)	(10)
Fair value of plan assets, balance at end of period			40,798	36,020	35,748
Funded status			(8,312)	(8,960)
Accumulated benefit obligation			47,974	44,514
Pension Plans | Brazil
Change in plan assets
Return of Brazil plan assets resulting from 2011 and 2013 government rulings			0	23
Period for return of plan assets to entity	3 years	3 years
Nonpension Postretirement Plans
Change in plan assets
Employer contributions			394	305
Nonpension Postretirement Plans | U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period			4,470	4,652
Service cost			14	17	24
Interest cost			154	165	163
Plan participants' contributions			54	50
Acquisitions/divestitures, net			0	0
Actuarial losses/(gains)			(98)	16
Benefits paid from trust			(385)	(400)
Direct benefit payments			(24)	(30)
Benefit obligation, balance at end of period			4,184	4,470	4,652
Change in plan assets
Fair value of plan assets, balance at beginning of period			26	71
Actual return on plan assets			0	0
Employer contributions			394	305
Acquisitions/divestitures, net			0	0
Plan participant's contributions			54	50
Benefits paid from trust			(385)	(400)
Amendments/curtailments/settlements/other			(70)
Fair value of plan assets, balance at end of period			18	26	71
Funded status			(4,165)	(4,444)
Nonpension Postretirement Plans | Non-U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period			692	618
Service cost			6	5	7
Interest cost			57	51	50
Acquisitions/divestitures, net			0	0
Actuarial losses/(gains)			(3)	16
Benefits paid from trust			(6)	(5)
Direct benefit payments			(30)	(27)
Foreign exchange impact			18	35
Amendments/curtailments/settlements/other			(1)	0
Benefit obligation, balance at end of period			732	692	618
Change in plan assets
Fair value of plan assets, balance at beginning of period			71	59
Actual return on plan assets			6	8
Employer contributions			0	0
Acquisitions/divestitures, net			0	0
Benefits paid from trust			(6)	(5)
Foreign exchange impact			(1)	9
Amendments/curtailments/settlements/other			(1)	0
Fair value of plan assets, balance at end of period			70	71	$ 59
Funded status			$ (663)	$ (622)